Finite-Lived Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		¥ 9,097,449	¥ 6,578,238
Finite-lived intangible assets, accumulated amortization		(5,239,735)	(3,257,185)
Finite-lived intangible assets, net carrying value	$ 555,628	3,857,714	3,321,053
Land use right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		464,165	464,165
Finite-lived intangible assets, accumulated amortization		(53,711)	(44,428)
Finite-lived intangible assets, net carrying value	59,119	410,454	419,737
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		463,061	472,013
Finite-lived intangible assets, accumulated amortization		(462,239)	(364,310)
Finite-lived intangible assets, net carrying value	118	822	107,703
Software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		536,085	513,470
Finite-lived intangible assets, accumulated amortization		(416,268)	(352,099)
Finite-lived intangible assets, net carrying value	17,257	119,817	161,371
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		596,332	613,032
Finite-lived intangible assets, accumulated amortization		(205,098)	(144,983)
Finite-lived intangible assets, net carrying value	56,350	391,234	468,049
User list
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		698,960	699,872
Finite-lived intangible assets, accumulated amortization		(657,288)	(497,283)
Finite-lived intangible assets, net carrying value	6,002	41,672	202,589
Licensed copyrights of video contents
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		5,608,338	3,039,164
Finite-lived intangible assets, accumulated amortization		(2,993,166)	(1,478,285)
Finite-lived intangible assets, net carrying value	376,663	2,615,172	1,560,879
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		730,508	776,522
Finite-lived intangible assets, accumulated amortization		(451,965)	(375,797)
Finite-lived intangible assets, net carrying value	$ 40,119	¥ 278,543	¥ 400,725